CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
June 30, 2025 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 91.8%	Shares	Value
Aimei Health Technology Co. Ltd. (a)	123,292	$1,366,075
Armada Acquisition Corp. II (a)	146,325	1,489,588
Axiom Intelligence Acquisition Corp. 1 (a)	170,710	1,724,171
Best SPAC I Acquisition Corp. (a)	48,776	489,711
Blue Acquisition Corp. (a)	58,530	587,641
Blue Water Acquisition Corp. III (a)	78,041	780,800
byNordic Acquisition Corp. (a)	44,494	539,935
Cal Redwood Acquisition Corp. (a)	146,325	1,501,294
Cartesian Growth Corp. II - Class A (a)	175,587	2,117,579
Dune Acquisition Corp. II (a)	75,000	753,750
Embrace Change Acquisition Corp. (a)	45,470	550,187
FG Merger II Corp. (a)	24,480	241,618
Four Leaf Acquisition Corp. - Class A (a)(b)	121,387	1,398,378
Future Vision II Acquisition Corp. (a)	45,470	473,343
IB Acquisition Corp. (a)	130,227	1,362,174
Integrated Wellness Acquisition Corp. - Class A (a)	53,530	647,713
Iron Horse Acquisitions Corp. (a)(b)	133,172	1,402,301
Kochav Defense Acquisition Corp. (a)	48,164	490,069
Lakeshore Acquisition III Corp. (a)	121,937	1,241,319
Lightwave Acquisition Corp. (a)	75,000	753,750
Mercer Park Opportunities Corp. (a)	155,900	1,605,770
Oak Woods Acquisition Corp. - Class A (a)	1,538	18,195
Patria Latin American Opportunity Acquisition Corp. (a)	218,796	2,625,552
Pioneer Acquisition I Corp. (a)	48,776	488,248
Quetta Acquisition Corp. (a)	76,383	830,283
Range Capital Acquisition Corp. (a)	113,660	1,168,425
Slam Corp. - Class A (a)(b)	94,941	1,129,798
Valuence Merger Corp. I - Class A (a)	57,558	693,862
Wintergreen Acquisition Corp. (a)	48,776	491,662
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $28,106,797)		28,963,191

RIGHTS - 0.5%	Shares	Value
Administrative and Support and Waste Management and Remediation Services - 0.1%
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00 (a)	175,000	25,961
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $10.00 (a)	50,000	6,245
Total Administrative and Support and Waste Management and Remediation Services		32,206

Finance and Insurance - 0.3%
Black Hawk Acquisition Corp., Expires 12/22/2026, Exercise Price $10.00 (a)	17,000	19,582
Charlton Aria Acquisition Corp., Expires 12/31/2026, Exercise Price $10.00 (a)	200,000	37,000
CO2 Energy Transition Corp., Expires 10/15/2028, Exercise Price $11.50 (a)	150,000	26,250
Future Vision II Acquisition Corp., Expires 06/29/2029, Exercise Price $10.00 (a)	50,000	9,500
Mercer Park Opportunities Corp., Expires 12/31/2025, Exercise Price $10.00 (a)	150,000	7,500
RF Acquisition Corp. II, Expires 05/01/2026, Exercise Price $0.00 (a)	50,000	3,788
Total Finance and Insurance		103,620

Manufacturing - 0.1%
Columbus Acquisition Corp., Expires 09/30/2025, Exercise Price $0.00 (a)	100,000	25,300
TOTAL RIGHTS (Cost $138,396)		161,126

WARRANTS - 0.0%(c)	Contracts	Value
Finance and Insurance - 0.0%(c)
Mercer Park Opportunities Corp., Expires 08/29/2029, Exercise Price $11.50 (a)	150,000	7,875
SMX Security Matters PLC, Expires 03/07/2028, Exercise Price $540,787.50 (a)	425	7
Total Finance and Insurance		7,882
TOTAL WARRANTS (Cost $10,511)		7,882

SHORT-TERM INVESTMENTS - 7.7%	Shares	Value
Money Market Funds - 7.7%
First American Government Obligations Fund - Class X, 4.23% (d)	536,781	536,781
First American Treasury Obligations Fund - Class X, 4.22% (d)	1,889,963	1,889,963
TOTAL SHORT-TERM INVESTMENTS (Cost $2,426,744)		2,426,744

TOTAL INVESTMENTS - 100.0% (Cost $30,682,448)		31,558,943
Liabilities in Excess of Other Assets - (0.0)% (c)		(6,807)
TOTAL NET ASSETS - 100.0%		$31,552,136
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,930,477 or 12.5% of net assets as of June 30, 2025.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

CrossingBridge Pre-Merger SPAC ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Special Purpose Acquisition Companies (SPACs)	15,440,129	9,592,585	3,930,477	28,963,191
Rights	41,045	120,081	–	161,126
Warrants	7	7,875	–	7,882
Money Market Funds	2,426,744	–	–	2,426,744
Total Investments	17,907,925	9,720,541	3,930,477	31,558,943

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Pre-Merger SPAC ETF	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2024	$0
Purchases	-
Sales	-
Realized gains	-
Realized losses	(4)
Accretion of discount/(amortization of premium)	-
Change in unrealized appreciation/(depreciation)	4
Transfer in/(out) of Level 3	3,930,477
Ending Balance - June 30, 2025	$3,930,477

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants	Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to:
discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025:

CrossingBridge Pre-Merger SPAC ETF
Descriptions	Fair Value June 30, 2025	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input	Impact to Valuation from an Increase in Input
Special Purpose Acquisition Companies	$3,930,477	Market Approach	Estimated Trust Value	$11.52	$11.52	Increase
			Estimated Trust Value	$10.53	$10.53	Increase
			Estimated Trust Value	$11.90	$11.90	Increase